Shareholders' Deficit - Common Stock Shares (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Feb. 09, 2021	Feb. 04, 2021	Jan. 20, 2021	Dec. 31, 2020	Sep. 07, 2020
Class of Stock [Line Items]
Ownership percentage of issued and outstanding ordinary shares by initial shareholders	20.00%	20.00%
Ratio to be applied to the stock in the conversion	1	1
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000				500,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)	0	0				0
Common shares, shares outstanding (in shares)	0	0				0
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)	41,400,000	41,400,000
Common shares, shares outstanding (in shares)	41,400,000	41,400,000
Class A common stock subject to possible redemption, outstanding (in shares)	41,400,000	41,400,000				0
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)		0				0
Common shares, shares outstanding (in shares)		0				0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000				50,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)	10,350,000	10,350,000	10,350,000			10,350,000
Common shares, shares outstanding (in shares)	10,350,000	10,350,000	10,350,000	10,350,000		10,350,000
Ownership percentage of issued and outstanding ordinary shares by initial shareholders		20.00%
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Common shares, shares issued (in shares)		41,400,000
Common shares, shares outstanding (in shares)						0
Class B Common Stock | Sponsor
Class of Stock [Line Items]
Common shares, shares issued (in shares)					5,750,000		14,375,000
Class B Common Stock | Sponsor | Founder Shares
Class of Stock [Line Items]
Common shares, par value (in dollars per share)							$ 0.0001